UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total before Non- controlling Interests	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss	Accumulated Retained (Losses)/Earnings	Non-controlling Interest
Beginning balance at Dec. 31, 2017	$ 1,796,304	$ 1,715,316	$ 101,119	$ (20,483)	$ 1,538,191	$ 200,000	$ (7,769)	$ (95,742)	$ 80,988
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	141,973	81,529						81,529	60,444
Dividends	(37,958)	(22,350)						(22,350)	(15,608)
Exercise of share options	2,597	2,597	180		2,417
Grant of employee stock compensation	11,026	11,026			11,159			(133)
Forfeiture of employee stock compensation	(1,492)	(1,492)			(1,492)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 9)	28,703								28,703
Sale of equity interest in common units	177,977	304,468			304,468				(126,491)
Conversion of debt to equity	55,134								55,134
Other comprehensive loss/income	(27,868)	(27,868)					(27,868)
Ending balance at Sep. 30, 2018	2,146,396	2,063,226	101,299	(20,483)	1,854,743	200,000	(35,637)	(36,696)	83,170
Beginning balance at Dec. 31, 2018	1,825,791	1,745,125	101,303	(20,483)	1,857,196	200,000	(28,512)	(364,379)	80,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(166,826)	(236,724)						(236,724)	69,898
Dividends	(44,517)	(28,810)						(28,810)	(15,707)
Grant of employee stock compensation	7,601	7,601			7,601
Forfeiture of employee stock compensation	(473)	(473)			(473)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 9)	77,086	9,989			9,989				67,097
Other comprehensive loss/income	(6,624)	(6,624)					(6,624)
Ending balance at Sep. 30, 2019	$ 1,692,038	$ 1,490,084	$ 101,303	$ (20,483)	$ 1,874,313	$ 200,000	$ (35,136)	$ (629,913)	$ 201,954

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.